PROVISIONS - Schedule of provisions (Details) $ in Millions	3 Months Ended
Mar. 31, 2026 USD ($)
PROVISIONS
Balance at beginning	$ 57.7
Changes in other provisions
Provisions made during the period	5.0
Provisions used during the period	(4.0)
Translation differences	(0.8)
Balance at ending	57.9
Long-term provisions	16.5
Current provisions	41.4
Total	57.9
Product warranty
PROVISIONS
Balance at beginning	25.5
Changes in other provisions
Provisions made during the period	1.7
Provisions used during the period	(1.1)
Translation differences	(0.5)
Balance at ending	25.6
Restructuring
PROVISIONS
Balance at beginning	2.9
Changes in other provisions
Provisions made during the period	0.4
Provisions used during the period	(2.0)
Translation differences	0.0
Balance at ending	1.3
Other
PROVISIONS
Balance at beginning	29.3
Changes in other provisions
Provisions made during the period	2.9
Provisions used during the period	(0.9)
Translation differences	(0.3)
Balance at ending	$ 31.0